ORGANIZATION (Details)	0 Months Ended	1 Months Ended	0 Months Ended			12 Months Ended				12 Months Ended	0 Months Ended		12 Months Ended		0 Months Ended	12 Months Ended
	Oct. 01, 2010	May 31, 2010 item	Oct. 01, 2010 Ordinary shares USD ($)	Oct. 01, 2010 ADS USD ($)	Dec. 31, 2012 Beijing Blue IT item	Dec. 31, 2012 Beijing Blue IT Exclusive Option Agreement	Dec. 31, 2012 Beijing Blue IT Exclusive technical support, services, consultation, training and equipment leasing agreement item	Dec. 31, 2012 Beijing Blue IT Loan Agreement CNY	Dec. 31, 2012 Beijing Jingtian item	Dec. 31, 2012 Beijing Jingtian Exclusive Business Cooperative Agreement	Apr. 12, 2007 CCH	Jun. 29, 2005 CCH	Dec. 31, 2012 ChinaCache Beijing	Jan. 11, 2008 ChinaCache Beijing Shanghai JNet item	Jul. 31, 2008 ChinaCache Beijing Beijing Jingtian item	Dec. 31, 2012 ChinaCache Beijing Beijing Jingtian Loan Agreement CNY	Dec. 31, 2012 ChinaCache US	Dec. 31, 2012 ChinaCache HK	Dec. 31, 2012 JNet Holdings	Dec. 31, 2012 Xin Run	Dec. 31, 2012 Metasequoia
Organization
Percentage of ownership in the Company owned by the parent												99.00%
Percentage of ownership interest in the company transferred by CCH to HCI											15.00%
Number of shares issued in IPO			94,771,952	5,923,247
Consideration for shares issued in IPO (in dollars per share)			$ 0.86875	$ 13.90
Number of ordinary shares into which issued and outstanding Series A, B and C redeemable convertible preferred shares were automatically converted concurrent with the company's IPO	205,565,425
Number of employees who held equity interest in variable interest entity					2				2
Percentage of ownership													100.00%				100.00%	100.00%	100.00%	100.00%	100.00%
Number of employees of the subsidiary who entered into a series of contractual arrangements with the variable interest entity of the acquiree														2
Number of employees of the subsidiary through whom the entity completed the acquisition of a 100% interest in the variable interest entity															2
Percentage of interest in the variable interest entity acquired															100.00%
Variable interest entity agreement term						10 years	5 years	10 years		10 years						10 years
Variable interest entity renewed additional term						10 years	5 years
Service fees charged on percentage of net income										100.00%
Number of agreements with VIEs							3
Loan facility provided to the Nominee Shareholders of the variable interest entity								10,000,000								8,500,000
Primary beneficiary of number of VIEs		2